Accrued Expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accrued Expenses [Abstract]
Schedule of Accrued Expenses	Accrued expenses consist of the following as of September 30, 2023 and December 31, 2022:
	September 30,	December 31,
	2023	2022
Consulting fees	$582,476	$531,829
Professional fees	125,000	3,945
Litigation accrual (1)	49,999	125,255
Employee and director compensation	1,367,453	1,558,024
Research and development fees	175,165	22,023
Interest	66,415	36,422
Other	9,152	7,018
	$2,375,660	$2,284,516
(1)	See Note 8 - Commitments and Contingencies, Legal Matters.
Accrued expenses consist of the following as of December 31, 2022 and 2021:
	December 31,
	2022	2021
Consulting fees	$531,829	$548,281
Professional fees	3,945	252,973
Litigation accrual (1)	125,255	300,000
Employee and director compensation	1,558,024	725,569
Research and development fees	22,023	91,737
Interest	36,422	25,433
Other	7,018	20,587
	$2,284,516	$1,964,580
(1)	See Note 11 - Commitments and Contingencies, Potential Legal Matters.